Deposits, Prepayment, Other Receivables and Deferred IPO Cost, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deposits, Prepayment, Other Receivables and Deferred IPO Cost, Net [Abstract]
Schedule of Deposits, Prepayment, Other Receivables and Deferred IPO Cost, Net

Deposits, prepayment, other receivables and deferred IPO cost, net consist of the following:

	June 30, 2025	December 31, 2024
Current
Other receivables	$571,297	$121,533
Deposits	1,086,845	73,917
Less: allowance for expected credit loss	-	(4)
	$1,658,142	$195,446

Deposit with a digital asset trading platform	$-	$1,000,000

Receivable from agents	$821,319	$1,191,795

Prepayments	$454,296	$197,706

Non-current
Prepayment	$274,167	$33,333
	$274,167	$33,333

Deposits, prepayment, other receivables and deferred IPO cost, net consist of the following:

	December 31,
	2024	2023
Current
Other receivables	$121,533	$15,910
Deposits	73,917	123,008
Deferred initial public offering “IPO” cost	-	373,677
Less: allowance for expected credit loss	(4)	(14)
	$195,446	$512,581

Deposit with a digital asset trading platform	$1,000,000	$-

Receivable from agents	$1,191,795	$-

Prepayments	$197,706	$1,262,228

Non-current
Prepayment	$33,333	$1,582,156
	$33,333	$1,582,156

Schedule of Movement of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	June 30, 2025	December 31, 2024
Balance at beginning of the year	$(14)	$(14)
Reversal of provision (Provision)	14	10
Ending balance	$-	$(14)

The movement of allowances for expected credit loss is as follow:

	December 31,
	2024	2023
Balance at beginning of the year	$(14)	$(141)
Reversal of provision (Provision)	10	127
Ending balance	$(4)	$(14)